Derivative financial instruments - Schedule of fair values of financing derivatives by type (Details) - GBP (£) £ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 368	£ 429
Derivative liabilities	(1,244)	(1,293)
Total	(876)	(864)
Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	333	363
Derivative liabilities	(1,126)	(1,119)
Total	(793)	(756)
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	43	49
Derivative liabilities	(110)	(98)
Total	(67)	(49)
Cross-currency interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	234	192
Derivative liabilities	(844)	(888)
Total	(610)	(696)
Foreign exchange forward contracts
Disclosure of detailed information about financial instruments [line items]
Derivative assets	16	100
Derivative liabilities	(68)	(11)
Total	(52)	89
Foreign exchange forward contracts | Capital expenditure
Disclosure of detailed information about financial instruments [line items]
Total	(36)	(4)
Inflation-linked swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	40	22
Derivative liabilities	(104)	(122)
Total	£ (64)	£ (100)